Related Party Balances and Transactions - Schedule of Related Party Operating and Financing Transactions (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Related Party [Member]
Schedule of Related Party Operating and Financing Transactions [Line Items]
Amounts due to YC - current	$ 742,425
Amounts due to YC - non-current	1,098,988
Related Party [Member] | Yee Cheong (1926) Enterprise Company Limited [Member]
Schedule of Related Party Operating and Financing Transactions [Line Items]
Amounts due to YC - current	742,425
Amounts due to YC - non-current	1,098,988
Total amounts due to YC, net	$ 1,841,413
Yee Woo Paper Packaging (China) Company Limited (hereafter “YWPPC”) [Member]
Schedule of Related Party Operating and Financing Transactions [Line Items]
Relationship	Common control by the shareholders
Nature	Trade nature
Description	Rental expenses incurred by the Company
Related party transactions amount			$ (659,678)
Kunshan Chuangke Printing Products Co., Ltd [Member]
Schedule of Related Party Operating and Financing Transactions [Line Items]
Relationship	Common control by the shareholders
Nature	Trade nature
Description	Equipment and vehicle purchases by the Company
Related party transactions amount		(53,805)
Kunshan Chuangke High Level Paper Products Co., Ltd [Member]
Schedule of Related Party Operating and Financing Transactions [Line Items]
Relationship	Common control by the shareholders
Nature	Trade nature
Description	Equipment purchases by the Company
Related party transactions amount		(845)
YC [Member]
Schedule of Related Party Operating and Financing Transactions [Line Items]
Relationship	Common ultimate beneficial ownership
Nature	Financing
Description	Interest expense on YC loans entered into in April 2026
Related party transactions amount	$ (32,121)
YC [Member]
Schedule of Related Party Operating and Financing Transactions [Line Items]
Relationship	Common ultimate beneficial ownership
Nature	Loan
Description	The related-party transaction amount for the period is presented net of the discount
Related party transactions amount	$ 1,841,413